CONSOLIDATED STATEMENTS OF INCOME (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating revenue	$ 2,073.0	$ 1,893.2	$ 1,797.5
Operating expenses:
Cost of services (exclusive of depreciation and amortization below)	759.5	703.9	708.3
Selling, general and administrative expenses	673.5	560.1	509.3
Depreciation and amortization	160.0	160.6	157.5
Total operating expenses	1,593.0	1,424.6	1,375.1
Operating income	480.0	468.6	422.4
Interest expense	(55.4)	(55.1)	(56.1)
Other income (expense), net	6.7	(7.6)	1.4
Consolidated income from continuing operations before income taxes	431.3	405.9	367.7
Provision for income taxes	(156.0)	(167.1)	(128.9)
Consolidated income from continuing operations	275.3	238.8	238.8
Income from discontinued operations, net of tax	5.5	2.9	36.0
Consolidated net income	280.8	241.7	274.8
Less: Net income attributable to noncontrolling interests	(8.7)	(8.8)	(8.1)
Net income attributable to Equifax	272.1	232.9	266.7
Amounts attributable to Equifax:
Net income from continuing operations attributable to Equifax	266.6	230.0	230.7
Discontinued operations, net of tax	5.5	2.9	36.0
Net income attributable to Equifax	$ 272.1	$ 232.9	$ 266.7
Basic earnings per common share:
Income from continuing operations attributable to Equifax	$ 2.22	$ 1.89	$ 1.85
Discontinued operations	$ 0.05	$ 0.02	$ 0.29
Net income attributable to Equifax	$ 2.27	$ 1.91	$ 2.14
Weighted-average shares used in computing basic earnings per share	120	122	125
Diluted earnings per common share:
Income from continuing operations attributable to Equifax	$ 2.18	$ 1.86	$ 1.83
Discontinued operations	$ 0.04	$ 0.02	$ 0.28
Net income attributable to Equifax	$ 2.22	$ 1.88	$ 2.11
Weighted-average shares used in computing diluted earnings per share	122	124	126
Dividends per common share	$ 0.72	$ 0.64	$ 0.28